Quarterly Holdings Report
for

Fidelity® Growth Discovery Fund

September 30, 2020

CII-QTLY-1120
1.808775.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 16.2%
Diversified Telecommunication Services - 0.7%
Bandwidth, Inc. (a)	37,900	$6,616
Cellnex Telecom SA (b)	210,300	12,821
		19,437
Entertainment - 2.2%
Activision Blizzard, Inc.	339,100	27,450
CD Projekt RED SA (a)	141,200	15,284
Electronic Arts, Inc. (a)	115,234	15,028
		57,762
Interactive Media & Services - 13.3%
Alphabet, Inc. Class A (a)	100,552	147,369
Facebook, Inc. Class A (a)	521,591	136,605
Match Group, Inc. (a)	42,938	4,751
Tencent Holdings Ltd.	872,700	58,945
Wise Talent Information Technology Co. Ltd. (a)	1,213,400	3,036
Zoominfo Technologies, Inc.	164,100	7,055
		357,761

TOTAL COMMUNICATION SERVICES		434,960

CONSUMER DISCRETIONARY - 13.6%
Automobiles - 0.6%
Ferrari NV	85,400	15,721
XPeng, Inc. ADR (a)	29,000	582
		16,303
Diversified Consumer Services - 0.6%
Laureate Education, Inc. Class A (a)	1,152,600	15,307
Hotels, Restaurants & Leisure - 0.2%
Dalata Hotel Group PLC	300,600	872
Hilton Worldwide Holdings, Inc.	51,000	4,351
		5,223
Household Durables - 1.8%
Blu Investments LLC (c)(d)	3,320,224	1
D.R. Horton, Inc.	358,000	27,076
NVR, Inc. (a)	3,140	12,821
Toll Brothers, Inc.	203,600	9,907
		49,805
Internet & Direct Marketing Retail - 9.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	249,600	73,377
Amazon.com, Inc. (a)	51,600	162,474
Delivery Hero AG (a)(b)	28,300	3,256
Pinduoduo, Inc. ADR (a)	64,400	4,775
The RealReal, Inc. (a)	236,500	3,422
		247,304
Textiles, Apparel & Luxury Goods - 1.2%
Aritzia LP (a)	59,900	784
LVMH Moet Hennessy Louis Vuitton SE	49,380	23,105
Prada SpA (a)	1,912,300	7,524
		31,413

TOTAL CONSUMER DISCRETIONARY		365,355

CONSUMER STAPLES - 4.1%
Beverages - 1.7%
Fever-Tree Drinks PLC	351	10
Kweichow Moutai Co. Ltd. (A Shares)	87,429	21,566
Monster Beverage Corp. (a)	302,200	24,236
		45,812
Food & Staples Retailing - 0.2%
Performance Food Group Co. (a)	149,500	5,176
Food Products - 0.1%
The Simply Good Foods Co. (a)	146,800	3,237
Household Products - 1.2%
Energizer Holdings, Inc.	358,300	14,024
Reckitt Benckiser Group PLC	193,502	18,867
		32,891
Personal Products - 0.7%
Herbalife Nutrition Ltd. (a)	410,500	19,150
Tobacco - 0.2%
Swedish Match Co. AB	43,700	3,576

TOTAL CONSUMER STAPLES		109,842

ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Reliance Industries Ltd.	88,203	1,623
Reliance Industries Ltd.	1,259,353	38,303
		39,926
FINANCIALS - 1.4%
Banks - 0.3%
HDFC Bank Ltd.	72,910	1,073
HDFC Bank Ltd. sponsored ADR (a)	159,200	7,954
Metro Bank PLC (a)(e)	25,300	20
		9,047
Capital Markets - 0.9%
CME Group, Inc.	115,445	19,315
JMP Group, Inc.	75,200	190
MSCI, Inc.	4,100	1,463
Tradeweb Markets, Inc. Class A	27,700	1,607
XP, Inc. Class A (a)	20,600	859
		23,434
Consumer Finance - 0.1%
Capital One Financial Corp.	54,100	3,888
Insurance - 0.1%
Arthur J. Gallagher & Co.	12,600	1,330

TOTAL FINANCIALS		37,699

HEALTH CARE - 16.7%
Biotechnology - 4.6%
ACADIA Pharmaceuticals, Inc. (a)	112,700	4,649
Affimed NV (a)	200,400	679
Alnylam Pharmaceuticals, Inc. (a)	7,900	1,150
Applied Therapeutics, Inc. (a)	153,100	3,178
Atara Biotherapeutics, Inc. (a)	156,700	2,031
BioNTech SE ADR (a)(e)	102,332	7,084
CRISPR Therapeutics AG (a)(e)	36,800	3,078
Cytokinetics, Inc. (a)	133,571	2,892
Galapagos Genomics NV sponsored ADR (a)	37,300	5,293
Gamida Cell Ltd. (a)	495,600	2,057
Global Blood Therapeutics, Inc. (a)	15,000	827
Innovent Biologics, Inc. (a)(b)	410,500	3,061
Insmed, Inc. (a)	388,678	12,492
Neurocrine Biosciences, Inc. (a)	167,300	16,088
Prelude Therapeutics, Inc.	11,400	343
Regeneron Pharmaceuticals, Inc. (a)	66,200	37,057
Rubius Therapeutics, Inc. (a)	18,700	94
Sarepta Therapeutics, Inc. (a)	8,500	1,194
Seres Therapeutics, Inc. (a)	52,300	1,481
Vertex Pharmaceuticals, Inc. (a)	73,393	19,972
Viela Bio, Inc.	20,600	578
		125,278
Health Care Equipment & Supplies - 3.9%
Axonics Modulation Technologies, Inc. (a)	90,700	4,629
Danaher Corp.	129,655	27,919
Haemonetics Corp. (a)	125,900	10,985
Hologic, Inc. (a)	374,900	24,920
Intuitive Surgical, Inc. (a)	38,300	27,175
Nevro Corp. (a)	33,200	4,625
Outset Medical, Inc.	18,700	935
Penumbra, Inc. (a)	21,300	4,140
		105,328
Health Care Providers & Services - 1.9%
Guardant Health, Inc. (a)	13,200	1,475
UnitedHealth Group, Inc.	158,700	49,478
		50,953
Health Care Technology - 1.2%
Inspire Medical Systems, Inc. (a)	85,879	11,083
Schrodinger, Inc. (e)	39,600	1,881
Simulations Plus, Inc.	27,100	2,042
Veeva Systems, Inc. Class A (a)	61,200	17,209
		32,215
Life Sciences Tools & Services - 2.6%
10X Genomics, Inc. (a)	43,300	5,399
Berkeley Lights, Inc. (a)	106,100	8,102
Bio-Rad Laboratories, Inc. Class A (a)	6,100	3,144
Bio-Techne Corp.	5,400	1,338
Bruker Corp.	200,900	7,986
Charles River Laboratories International, Inc. (a)	32,700	7,405
Codexis, Inc. (a)	219,400	2,576
Fluidigm Corp. (a)(e)	390,900	2,904
Nanostring Technologies, Inc. (a)	112,000	5,006
Thermo Fisher Scientific, Inc.	58,700	25,917
		69,777
Pharmaceuticals - 2.5%
AstraZeneca PLC sponsored ADR	464,200	25,438
Eli Lilly & Co.	266,600	39,462
Reata Pharmaceuticals, Inc. (a)	14,500	1,413
		66,313

TOTAL HEALTH CARE		449,864

INDUSTRIALS - 6.5%
Aerospace & Defense - 0.3%
TransDigm Group, Inc.	16,127	7,662
Airlines - 0.4%
Ryanair Holdings PLC sponsored ADR (a)	137,900	11,275
Building Products - 0.4%
Builders FirstSource, Inc. (a)	84,700	2,763
Fortune Brands Home & Security, Inc.	102,100	8,834
		11,597
Commercial Services & Supplies - 0.4%
Cintas Corp.	31,300	10,418
Electrical Equipment - 0.7%
Generac Holdings, Inc. (a)	97,200	18,822
Industrial Conglomerates - 1.0%
General Electric Co.	2,704,000	16,846
Roper Technologies, Inc.	26,914	10,634
		27,480
Machinery - 0.6%
Ingersoll Rand, Inc. (a)	475,600	16,931
Professional Services - 1.3%
Dun & Bradstreet Holdings, Inc. (a)(e)	86,300	2,214
Equifax, Inc.	160,400	25,167
Upwork, Inc. (a)	389,482	6,793
		34,174
Road & Rail - 1.2%
Rumo SA (a)	1,316,100	4,467
Uber Technologies, Inc. (a)	796,172	29,044
		33,511
Trading Companies & Distributors - 0.2%
BMC Stock Holdings, Inc. (a)	65,200	2,793
Fastenal Co.	28,000	1,263
		4,056

TOTAL INDUSTRIALS		175,926

INFORMATION TECHNOLOGY - 37.6%
Electronic Equipment & Components - 0.2%
II-VI, Inc. (a)	144,113	5,845
Novanta, Inc. (a)	4,900	516
		6,361
IT Services - 5.1%
Adyen BV (a)(b)	4,000	7,378
Black Knight, Inc. (a)	194,270	16,911
CACI International, Inc. Class A (a)	13,000	2,771
Edenred SA	1,000	45
MasterCard, Inc. Class A	49,300	16,672
MongoDB, Inc. Class A (a)	76,500	17,711
Okta, Inc. (a)	33,000	7,057
Shopify, Inc. Class A (a)	18,100	18,510
Snowflake Computing, Inc. (e)	7,700	1,933
Square, Inc. (a)	140,600	22,855
Visa, Inc. Class A	126,996	25,395
		137,238
Semiconductors & Semiconductor Equipment - 10.6%
ASML Holding NV	55,600	20,531
Enphase Energy, Inc. (a)	81,800	6,756
Lam Research Corp.	8,100	2,687
MediaTek, Inc.	57,000	1,196
Monolithic Power Systems, Inc.	6,800	1,901
NVIDIA Corp.	211,100	114,252
NXP Semiconductors NV	202,700	25,299
Qualcomm, Inc.	750,300	88,295
Semiconductor Manufacturing International Corp. (a)	376,500	881
SiTime Corp.	35,700	3,000
SolarEdge Technologies, Inc. (a)	23,000	5,482
Universal Display Corp.	84,400	15,254
		285,534
Software - 15.8%
Adobe, Inc. (a)	191,500	93,917
Agora, Inc. ADR (a)(e)	3,500	150
Cloudflare, Inc. (a)	47,800	1,963
Datadog, Inc. Class A (a)	5,100	521
Duck Creek Technologies, Inc. (a)(e)	2,800	127
Elastic NV (a)	1,800	194
FireEye, Inc. (a)	515,100	6,359
JFrog Ltd. (e)	3,600	305
Manhattan Associates, Inc. (a)	101,700	9,711
Microsoft Corp.	1,178,100	247,790
NICE Systems Ltd. sponsored ADR (a)	34,300	7,787
Salesforce.com, Inc. (a)	219,864	55,256
		424,080
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	1,177,100	136,320
Samsung Electronics Co. Ltd.	436,910	21,806
		158,126

TOTAL INFORMATION TECHNOLOGY		1,011,339

MATERIALS - 1.0%
Chemicals - 0.8%
Albemarle Corp. U.S.	56,000	5,000
Sherwin-Williams Co.	24,100	16,791
		21,791
Construction Materials - 0.2%
Eagle Materials, Inc.	78,900	6,811

TOTAL MATERIALS		28,602

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
KE Holdings, Inc. ADR (a)	56,100	3,439
TOTAL COMMON STOCKS
(Cost $1,512,460)		2,656,952

Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Nuvation Bio, Inc. Series A (a)(c)(d)(f)	607,600	571
Health Care Technology - 0.1%
Vor Biopharma, Inc. (c)(d)	2,297,342	1,195

TOTAL HEALTH CARE		1,766

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(c)(d)	48,212	2
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc.:
Series C2 (c)(d)	50,974	1,402
Series C3 (c)(d)	63,718	1,752
		3,154
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,850)		4,922

Money Market Funds - 1.5%
Fidelity Cash Central Fund 0.10% (g)	24,376,496	24,381
Fidelity Securities Lending Cash Central Fund 0.10% (g)(h)	16,188,460	16,190
TOTAL MONEY MARKET FUNDS
(Cost $40,571)		40,571
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $1,557,881)		2,702,445
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(11,492)
NET ASSETS - 100%		$2,690,953

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,516,000 or 1.0% of net assets.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,923,000 or 0.2% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
Blu Investments LLC	5/21/20	$6
Illuminated Holdings, Inc. Series C2	7/7/20	$1,274
Illuminated Holdings, Inc. Series C3	7/7/20	$1,912
Nuvation Bio, Inc. Series A	6/17/19	$468
Vor Biopharma, Inc.	6/30/20	$1,195

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$14
Fidelity Securities Lending Cash Central Fund	9
Total	$23

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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